Stock Incentive Plans - Schedule of Stock Option Activity (Details) $ / shares in Units, shares in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Rollforward
Outstanding at the beginning of the period (in shares) | shares	23,275
Granted (in shares) | shares	3,513
Exercised (in shares) | shares	(4,814)
Forfeited (in shares) | shares	(889)
Expired (in shares) | shares	(555)
Outstanding at the end of the period (in shares) | shares	20,530
Options exercisable (in shares) | shares	11,365
Options vested and expected to vest end of the period (in shares) | shares	20,114
Rollforward
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 68.60
Granted (in dollars per share) | $ / shares	78.05
Exercised (in dollars per share) | $ / shares	43.07
Forfeited (in dollars per share) | $ / shares	94.25
Expired (in dollars per share) | $ / shares	60.00
Outstanding at the end of the period (in dollars per share) | $ / shares	75.32
Exercisable at end of period (in dollars per share) | $ / shares	61.37
Vested and expected to vest (in dollars per share) | $ / shares	$ 75.00
Rollforward
Weighted average remaining contractual term, options outstanding (in years)	3 years 7 months 13 days
Weighted average remaining contractual term, options exercisable (in years)	2 years 3 months 18 days
Weighted average remaining contractual term, options vested and expected to vest (in years)	3 years 6 months 26 days
Aggregate intrinsic value, options outstanding | $	$ 180,318,054
Aggregate intrinsic value, options exercisable | $	179,628,690
Aggregate intrinsic value, options vested and expected to vest | $	$ 180,299,134